REVENUES - Revenues by Service Line (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	[1]	$ 3,666	$ 2,503	$ 1,886
Gas Transmission
Disclosure of operating segments [line items]
Revenues		1,357	1,483	1,314
Distribution
Disclosure of operating segments [line items]
Revenues		512	397	372
Leasing
Disclosure of operating segments [line items]
Revenues		1,568	385	0
Connections
Disclosure of operating segments [line items]
Revenues		192	200	171
Other
Disclosure of operating segments [line items]
Revenues		$ 37	$ 38	$ 29

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.